ADMINISTRATIVE EXPENSES - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (266,553,714)	$ (186,539,038)
Compensations and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(19,407,279)	(15,320,829)
Directors and Syndics' Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(918,816)	(918,921)
Advertising and Publicity
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(14,542,123)	(7,279,320)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(62,385,733)	(58,874,112)
Maintenance and Repairs
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(52,148,466)	(30,563,183)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(9,354,321)	(8,898,973)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(502,779)	(396,315)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,611,274)	(967,181)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,782,499)	(349,144)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(54,050,653)	(29,130,395)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(6,527,738)	(3,279,143)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,993,249)	(1,820,371)
Armored Transportation Service
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(8,089,241)	(9,265,307)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (32,239,543)	$ (19,475,844)